TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Balance at beginning of year	$ 78,637	$ 75,434	$ 70,812
Increase relating to tax positions		10,574	11,570
Decrease relating to expiration of applicable statute of limitations and reversal	(7,064)	(12,534)	(8,045)
Foreign currency translation adjustments	(5,675)	5,163	1,097
Balance at end of year	$ 65,898	$ 78,637	$ 75,434